Introduction and overview of Group's risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, total	$ 5,724,345	$ 6,301,435
Maximum debt amount	3,700,000	3,700,000	$ 3,700,000
Borrowing capacity utilized	3,400,000	3,200,000	$ 3,100,000
Foreign exchange swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, derivative liabilities	14,500	125,000
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	232,930	330,622
Payroll and other related statutory liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	42,844	46,282
Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	84,822	115,335
Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	4,218,259	4,502,737
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	1,130,990	1,181,459
Within one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, total	775,555	1,384,580
Within one year | Foreign exchange swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, derivative liabilities	14,500	125,000
Within one year | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	232,930	330,622
Within one year | Payroll and other related statutory liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	42,844	46,282
Within one year | Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	79,604	110,706
Within one year | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	313,252	670,261
Within one year | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	92,425	101,709
2-3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, total	1,355,308	1,776,392
2-3 years | Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	5,218	4,629
2-3 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	1,170,316	1,578,329
2-3 years | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	179,774	193,434
4-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, total	2,044,332	2,131,645
4-5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	1,870,582	1,950,750
4-5 years | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	173,750	180,895
Over 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, total	1,549,150	1,008,818
Over 5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	864,109	303,397
Over 5 years | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	$ 685,041	$ 705,421